Property and Equipment, net	12 Months Ended
Dec. 31, 2021
Property and Equipment, net
Property and Equipment, net

5. Property and Equipment, net

Property and equipment are summarized as follows at December 31, 2021 and 2020:

(In thousands)	2021	2020
Furniture and fixtures	$318	$299
Drug storage equipment	—	115
Computer equipment	1,714	476
Leasehold improvements	90	1,239
	2,122	2,129
Less accumulated depreciation	(729)	(1,594)
Property and equipment, net	$1,393	$535

Depreciation on property and equipment was $0.5 million and $0.4 million for the years ended December 31, 2021 and 2020, respectively.